Other Payables and Accrued Liabilities	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 6 — Other payables and accrued liabilities

	As of December 31, 2024	As of June 30, 2024
Accrued professional fees(i)	$177,029	$121,235
Salary and payroll taxes payable	14,100	10,241
Others	10,631	347
Total other payables and accrued liabilities	$201,760	$131,823

____________

(i)      The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.

Note 3 — Other payables and accrued liabilities

	As of September 30, 2025	As of December 31, 2024
	(Unaudited)
Accrued professional fees(i)	$71,699	$177,029
Salary and payroll taxes payable	3,916	14,100
Others	—	10,631
Total other payables and accrued liabilities	$75,615	$201,760

(i)      The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.